Borrowings (Details) - Schedule of short-term borrowings - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total		$ 74,653	$ 69,030
Huaxia Bank Shanghai Branch Sales Department [Member]
Short-Term Debt [Line Items]
Maturity		August to September, 2023
Total		$ 11,567	15,692
Huaxia Bank Shanghai Branch Sales Department [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		2.00%
Huaxia Bank Shanghai Branch Sales Department [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.75%
China Merchants Bank Shanghai Damuqiao Branch [Member]
Short-Term Debt [Line Items]
Maturity		February to May, 2023
Total		$ 9,961	7,783
China Merchants Bank Shanghai Damuqiao Branch [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.80%
China Merchants Bank Shanghai Damuqiao Branch [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		5.30%
China Minsheng Bank Shanghai Jiujiang Branch [Member]
Short-Term Debt [Line Items]
Maturity		January to July, 2023
Total		$ 7,249	7,736
China Minsheng Bank Shanghai Jiujiang Branch [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.70%
China Minsheng Bank Shanghai Jiujiang Branch [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.85%
Bank of Communications Shanghai Putuo Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.79%
Maturity	[1]	January, 2023
Total	[1]	$ 7,249	7,846
Putuo Branch of Shanghai Pudong Development Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.60%
Maturity	[1]	April, 2023
Total	[1]	$ 4,350	2,354
Bank of Dalian Shanghai Jing’an Sub-branch [Member]
Short-Term Debt [Line Items]
Maturity	[1]	March to May, 2023
Total	[1]	$ 4,350	4,708
Bank of Dalian Shanghai Jing’an Sub-branch [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.31%
Bank of Dalian Shanghai Jing’an Sub-branch [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	5.12%
Bank of Beijing Shanghai Zhangjiang Sub-branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.80%
Maturity	[1]	December, 2023
Total	[1]	$ 4,350	3,138
China Construction Bank Shanghai Jing’an Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.70%
Maturity	[1]	June, 2023
Total	[1]	$ 4,350	1,569
Bank of China Shanghai Gonghexin Road Sub-branch [Member]
Short-Term Debt [Line Items]
Maturity	[2]	March to November, 2023
Total	[2]	$ 4,277	3,923
Bank of China Shanghai Gonghexin Road Sub-branch [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	3.65%
Bank of China Shanghai Gonghexin Road Sub-branch [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.22%
Bank of Nanjing North Bund Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	5.50%
Maturity	[1]	January, 2023
Total	[1]	$ 3,625
Huangpu Branch of Bank of Shanghai [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.70%
Maturity	[2]	February, 2023
Total	[2]	$ 2,900	2,354
Industry bank Shanghai Zhijiang Branch [Member[
Short-Term Debt [Line Items]
Maturity	[1]	February, 2023
Total	[1]	$ 2,900
Industry bank Shanghai Zhijiang Branch [Member[ | Minimum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.65%
Industry bank Shanghai Zhijiang Branch [Member[ | Maximum [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	5.05%
ICBC Shanghai Zhang Jiang high tech Park Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.30%
Maturity	[1]	September, 2023
Total	[1]	$ 2,610
Xiamen International Bank Shanghai Jinqiao Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	5.20%
Maturity	[1]	June, 2023
Total	[1]	$ 1,450
China CITIC Bank Shanghai Pudian Road Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.65%
Maturity		April, 2023
Total		$ 1,435
Bank of Beijing Shanghai Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.31%
Maturity		March, 2023
Total		$ 1,160	785
Shanghai Rural Commercial Bank Minhang Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	5.20%
Maturity	[2]	June, 2023
Total	[2]	$ 870	942
Shanghai Rural Commercial Bank Bund Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.80%
Maturity	[1]	February to March, 2022
Total	[1]		5,492
Fubon Huayi Bank Shanghai Jing’an Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		5.60%
Maturity		January, 2022
Total			785
Zheshang Bank Shanghai Branch Sales Department [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	6.00%
Maturity	[1]	October, 2022
Total	[1]		3,138
ICBC Xinzha Road Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.85%
Maturity		March, 2022
Total			$ 785

[1]	The bank borrowings were guaranteed by SUNCAR Online, one of subsidiaries of SunCar.
[2]	The bank borrowings were guaranteed by Shengda Automobile, one of subsidiaries of SunCar.